Key management (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of compensation, key management [Table Text Block]
	2017	2016
	$	$

Salaries and short-term employee benefits	6,921	4,247
Share-based compensation	7,731	4,522
Cost recoveries from associates	(449)	(180)
	14,203	8,589